Properties and Equipment - Rollforward Asset Retirement Obligation (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning Balance		$ 77	$ 67
Liabilities incurred during the period		26	9
Liabilities settled during the period		(2)	(1)
Asset Retirement Obligation, Liabilities associated with assets sold		0	0
Estimate revisions		(4)	(3)
Accretion expense	[1]	5	5
Ending Balance		102	77
Amount reflected as current		$ 3	$ 2

[1]	Accretion expense is included in lease and facility operating expense on the Consolidated Statements of Operations.